Supplementary information, Analysis of Revenue by Product (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2019		Apr. 30, 2017	Oct. 31, 2018
Revenue by product [Abstract]
Revenue before deferred revenue haircut	$ 3,355.2		$ 1,084.2	$ 4,815.5
Deferred revenue haircut	(6.8)		(6.9)	(61.1)
Total Revenue	3,348.4	[1]	1,077.3	4,754.4
Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	800.0		308.4	1,213.7
Deferred revenue haircut	0.0		0.0	(7.6)
Total Revenue	800.0		308.4	1,206.1
Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	2,057.6		727.6	2,861.6
Deferred revenue haircut	(6.0)		(6.9)	(42.7)
Total Revenue	2,051.6		720.7	2,818.9
Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	217.9		48.2	366.3
Deferred revenue haircut	0.0		0.0	(2.0)
Total Revenue	217.9		48.2	364.3
SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	279.7		0.0	373.9
Deferred revenue haircut	(0.8)		0.0	(8.8)
Total Revenue	278.9		0.0	365.1
Application Modernisation & Connectivity [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	508.7		265.2	771.8
Application Modernisation & Connectivity [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	170.9		106.0	256.3
Application Modernisation & Connectivity [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	326.1		149.7	497.6
Application Modernisation & Connectivity [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	11.7		9.5	17.9
Application Modernisation & Connectivity [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	0.0		0.0	0.0
Application Delivery Management [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	721.7		175.9	987.9
Application Delivery Management [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	130.3		69.1	185.5
Application Delivery Management [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	485.4		104.9	646.7
Application Delivery Management [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	18.2		1.9	41.6
Application Delivery Management [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	87.8		0.0	114.1
IT Operations Management [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	1,021.8		208.3	1,440.9
IT Operations Management [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	237.5		48.6	363.1
IT Operations Management [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	645.8		141.3	869.9
IT Operations Management [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	127.5		18.4	192.8
IT Operations Management [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	11.0		0.0	15.1
Security [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	681.3		288.9	994.8
Security [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	185.7		55.5	291.6
Security [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	416.7		219.6	580.2
Security [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	43.9		13.8	81.4
Security [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	35.0		0.0	41.6
Information Management & Governance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	421.7		145.9	620.1
Information Management & Governance [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	75.6		29.2	117.2
Information Management & Governance [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	183.6		112.1	267.2
Information Management & Governance [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	16.6		4.6	32.6
Information Management & Governance [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	$ 145.9		$ 0.0	$ 203.1

[1]	The comparatives for the 18 months ended 31 October 2018 have been revised to reclassify certain costs from administrative expenses to cost of sales, selling and distribution expenses and research and development expenses as described in the Basis of Preparation of the Significant Accounting Policies section.